Leases (Details) - Schedule of Maturities of Finance and Operating Lease Liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Finance And Operating Lease Liabilities [Abstract]
2023	$ 2,184
Finance Leases, 2023	852
2024	1,437
Finance Leases, 2024	646
2025	1,211
Finance Leases, 2025	15
2026	794
Finance Leases, 2026
2027	741
Finance Leases, 2027
2028 and thereafter	363
Finance Leases, 2028 and thereafter
Total lease payments	6,730
Finance Leases, Total lease payments	1,513
Less: Imputed interest	(971)
Finance Leases, Less: Imputed interest	(98)
Present value of lease liabilities	5,759
Finance Leases, Present value of lease liabilities	$ 1,415